Other operating income and expenses - Schedule of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expenses [Abstract]
Provision for environmental remediation	$ (2,133)	$ (1,029)	$ (463)
Restructuring and reorganization expenses	(531)	(2,284)	(4,886)
Provision for contingencies	(379)	(652)	(267)
Provision for materials and spare parts obsolescence	(278)	(249)	627
Total other operating expenses	$ (3,321)	$ (4,214)	$ (4,989)